Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net Disclosure [Abstract]
Intangible Assets, Net

6. Intangible Assets, Net

Intangible asset, net, consisted of the following

	As of December, 2021	As of December, 2022
	US$	US$
Purchased software	344	311
Less: accumulated amortization	(79)	(217)
	265	94

Amortization expenses for the year ended December 31, 2022, 2021 and 2020 were approximately $138, $157 and $49 respectively.